TRADE RECEIVABLES, NET - Movement in allowance for doubtful accounts (Details) - Trade receivables - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in allowance for doubtful accounts:
Balance as of beginning	$ 89	$ 95
Provision for the year	392	252
Derecognition of bad debts	(347)	(248)
Reversal in respect of collected doubtful accounts	(8)	(25)
Initially consolidated subsidiary		15
Balance as of ending	$ 126	$ 89